Investments - Fair Value of Investments (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		$ 3,403.8
Unrealized gains		16.6
Unrealized losses		(8.8)
Fair value		3,411.6
U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 547.0	747.6
Unrealized gains	5.7	2.1
Unrealized losses	(0.3)	(3.1)
Fair value	552.4	746.6
Agencies
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	9.4	11.5
Unrealized gains	0.0	0.0
Unrealized losses	0.0	0.0
Fair value	9.4	11.5
Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	53.1	46.6
Unrealized gains	0.4	0.1
Unrealized losses	(0.1)	(0.3)
Fair value	53.4	46.4
Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,875.3	1,906.3
Unrealized gains	23.1	10.9
Unrealized losses	(0.9)	(4.0)
Fair value	1,897.5	1,913.2
Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	243.2	279.5
Unrealized gains	3.4	0.8
Unrealized losses	(0.1)	(1.2)
Fair value	246.5	279.1
Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	0.6	0.0
Unrealized gains	0.0	0.4
Unrealized losses	0.0	0.0
Fair value	0.6	0.4
Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	318.7	412.3
Unrealized gains	2.2	2.3
Unrealized losses	(0.2)	(0.2)
Fair value	320.7	414.4
Fixed maturity securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	3,047.3	3,403.8
Unrealized gains	34.8
Unrealized losses	(1.6)
Fair value	3,080.5	3,411.6
Fixed maturity securities | U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Fair value	552.4	746.6
Fixed maturity securities | Agencies
Debt Securities, Available-for-Sale [Line Items]
Fair value	9.4	11.5
Fixed maturity securities | Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Fair value	53.4	46.4
Fixed maturity securities | Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Fair value	1,897.5	1,913.2
Fixed maturity securities | Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	246.5	279.1
Fixed maturity securities | Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	0.6	0.4
Fixed maturity securities | Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Fair value	320.7	414.4
Short-term investments
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	144.4	221.9
Unrealized gains	0.0	0.2
Unrealized losses	0.0	0.0
Fair value	144.4	222.1
Short-term investments | U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	143.6	220.5
Unrealized gains	0.0	0.2
Unrealized losses	0.0	0.0
Fair value	143.6	220.7
Short-term investments | Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	0.5	1.1
Unrealized gains	0.0	0.0
Unrealized losses	0.0	0.0
Fair value	0.5	1.1
Short-term investments | Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	0.3	0.3
Unrealized gains	0.0	0.0
Unrealized losses	0.0	0.0
Fair value	$ 0.3	$ 0.3